Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	LOOMIS SAYLES FUNDS II
Central Index Key	0000872649
Amendment Flag	false
Document Creation Date	Mar 4, 2013
Document Effective Date	Mar 4, 2013
Prospectus Date	Feb 1, 2013

LOOMIS SAYLES STRATEGIC INCOME FUND

(the “Fund”)

Supplement dated March 4, 2013 to the Fund’s Summary Prospectus and Prospectus, each dated

February 1, 2013, as each may be revised and supplemented from time to time.

The average annual total returns for Class A shares of the Fund were incorrectly reported in the Fund’s prospectus dated February 1, 2013. The average annual total returns for Class A shares reported in the Fund’s prospectus were as follows:

Average Annual Total Returns (for the periods ended December 31, 2012)	Past 1 Year	Past 5 Years	Past 10 Years
Loomis Sayles Strategic Income Fund Class A – Return Before Taxes	9.59%	6.60%	10.06%
Return After Taxes on Distributions	7.73%	4.31%	7.75%
Return After Taxes on Distributions & Sale of Fund Shares	6.33%	4.25%	7.38%

Inadvertently, a maximum sales charge of 3.50% was applied to the originally reported average annual returns resulting in overstated performance amounts for Class A shares. The corrected average annual total returns in the table below reflect the correct maximum sales charge of 4.50% for Class A shares of the Fund.

Effective immediately, the average annual total returns information with respect to Class A within the table “Average Annual Total Returns” under the “Risk/Return Bar Chart and Table” section of the prospectuses is amended and restated as follows for Class A shares of the Fund:

Average Annual Total Returns (for the periods ended December 31, 2012)	Past 1 Year	Past 5 Years	Past 10 Years
Loomis Sayles Strategic Income Fund Class A – Return Before Taxes	8.43%	6.37%	9.94%
Return After Taxes on Distributions	6.58%	4.09%	7.63%
Return After Taxes on Distributions & Sale of Fund Shares	5.57%	4.05%	7.27%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS II
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Supplement [Text Block]	lsf5_SupplementTextBlock

LOOMIS SAYLES STRATEGIC INCOME FUND

(the “Fund”)

Supplement dated March 4, 2013 to the Fund’s Summary Prospectus and Prospectus, each dated

February 1, 2013, as each may be revised and supplemented from time to time.

The average annual total returns for Class A shares of the Fund were incorrectly reported in the Fund’s prospectus dated February 1, 2013. The average annual total returns for Class A shares reported in the Fund’s prospectus were as follows:

Average Annual Total Returns (for the periods ended December 31, 2012)	Past 1 Year	Past 5 Years	Past 10 Years
Loomis Sayles Strategic Income Fund Class A – Return Before Taxes	9.59%	6.60%	10.06%
Return After Taxes on Distributions	7.73%	4.31%	7.75%
Return After Taxes on Distributions & Sale of Fund Shares	6.33%	4.25%	7.38%

Inadvertently, a maximum sales charge of 3.50% was applied to the originally reported average annual returns resulting in overstated performance amounts for Class A shares. The corrected average annual total returns in the table below reflect the correct maximum sales charge of 4.50% for Class A shares of the Fund.

Effective immediately, the average annual total returns information with respect to Class A within the table “Average Annual Total Returns” under the “Risk/Return Bar Chart and Table” section of the prospectuses is amended and restated as follows for Class A shares of the Fund:

Average Annual Total Returns (for the periods ended December 31, 2012)	Past 1 Year	Past 5 Years	Past 10 Years
Loomis Sayles Strategic Income Fund Class A – Return Before Taxes	8.43%	6.37%	9.94%
Return After Taxes on Distributions	6.58%	4.09%	7.63%
Return After Taxes on Distributions & Sale of Fund Shares	5.57%	4.05%	7.27%

Loomis Sayles Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsf5_SupplementTextBlock

LOOMIS SAYLES STRATEGIC INCOME FUND

(the “Fund”)

Supplement dated March 4, 2013 to the Fund’s Summary Prospectus and Prospectus, each dated

February 1, 2013, as each may be revised and supplemented from time to time.

The average annual total returns for Class A shares of the Fund were incorrectly reported in the Fund’s prospectus dated February 1, 2013. The average annual total returns for Class A shares reported in the Fund’s prospectus were as follows:

Average Annual Total Returns (for the periods ended December 31, 2012)	Past 1 Year	Past 5 Years	Past 10 Years
Loomis Sayles Strategic Income Fund Class A – Return Before Taxes	9.59%	6.60%	10.06%
Return After Taxes on Distributions	7.73%	4.31%	7.75%
Return After Taxes on Distributions & Sale of Fund Shares	6.33%	4.25%	7.38%

Inadvertently, a maximum sales charge of 3.50% was applied to the originally reported average annual returns resulting in overstated performance amounts for Class A shares. The corrected average annual total returns in the table below reflect the correct maximum sales charge of 4.50% for Class A shares of the Fund.

Effective immediately, the average annual total returns information with respect to Class A within the table “Average Annual Total Returns” under the “Risk/Return Bar Chart and Table” section of the prospectuses is amended and restated as follows for Class A shares of the Fund:

Average Annual Total Returns (for the periods ended December 31, 2012)	Past 1 Year	Past 5 Years	Past 10 Years
Loomis Sayles Strategic Income Fund Class A – Return Before Taxes	8.43%	6.37%	9.94%
Return After Taxes on Distributions	6.58%	4.09%	7.63%
Return After Taxes on Distributions & Sale of Fund Shares	5.57%	4.05%	7.27%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Loomis Sayles Strategic Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.43%
Past 5 Years	rr_AverageAnnualReturnYear05	6.37%
Past 10 Years	rr_AverageAnnualReturnYear10	9.94%
Loomis Sayles Strategic Income Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.58%
Past 5 Years	rr_AverageAnnualReturnYear05	4.09%
Past 10 Years	rr_AverageAnnualReturnYear10	7.63%
Loomis Sayles Strategic Income Fund | Return After Taxes on Distributions & Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.57%
Past 5 Years	rr_AverageAnnualReturnYear05	4.05%
Past 10 Years	rr_AverageAnnualReturnYear10	7.27%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS II
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 4, 2013